UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22592

 NAME OF REGISTRANT:                     DoubleLine Opportunistic
                                         Credit Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 333 South Grand Avenue, Suite
                                         1800
                                         Los Angeles, CA 90071

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Ronald R. Redell, President
                                         and Chief Executive Officer
                                         c/o DoubleLine Capital LP
                                         333 South Grand Avenue, Suite
                                         1800
                                         Los Angeles, CA 90071

 REGISTRANT'S TELEPHONE NUMBER:          (213) 633-8200

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2020 - 06/30/2021


Doubleline Opportunistic Credit Fund
--------------------------------------------------------------------------------------------------------------------------
 MCDERMOTT INTL LTD                                                                          Agenda Number:  935365975
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5924V106
    Meeting Type:  Annual
    Meeting Date:  14-May-2021
          Ticker:  MCDIF
            ISIN:  BMG5924V1063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To appoint David Dickson as Chairman of the               Mgmt          For                            For
       2021 Annual General Meeting of Members.

2.     DIRECTOR
       Craig Broderick                                           Mgmt          For                            For
       Neil Bruce                                                Mgmt          For                            For
       David Dickson                                             Mgmt          For                            For
       Barbara Duganier                                          Mgmt          For                            For
       Andrew Gould                                              Mgmt          For                            For
       Alan Hirshberg                                            Mgmt          For                            For
       Nils Larsen                                               Mgmt          For                            For
       Lee McIntire                                              Mgmt          For                            For
       Paul Soldatos                                             Mgmt          For                            For

3.     To approve amendments to Bye-Laws 40.1(a),                Mgmt          For                            For
       41, 50.1 and 65 of the Amended and Restated
       Bye-laws of McDermott International, Ltd.

4.     To approve an alteration to the Memorandum                Mgmt          For                            For
       of Association of McDermott International,
       Ltd.

5.     To appoint Ernst & Young LLP as the Auditor               Mgmt          For                            For
       of McDermott International, Ltd for a term
       extending until the close of the 2022
       Annual General Meeting of Members and give
       the Audit Committee of the Board of
       Directors the authority to set the
       remuneration of the Company's Auditor.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         DoubleLine Opportunistic Credit Fund
By (Signature)       /s/ Ronald R Redell
Name                 Ronald R Redell
Title                President
Date                 08/30/2021